Share based compensation (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sharebased compensation
Opening Balance	0	37,232	0
Granted	41,036	6,154	43,386
Forfeited		(1,538)
Converted to Class B Common shares	(8,346)	(41,848)	(6,154)
Closing Balance	32,690	0	37,232